Restatement of Financial Statements	12 Months Ended
Dec. 31, 2015
Restatement of Financial Statements [Abstract]
Restatement of Financial Statements

Note 12 – Restatement of Financial Statements

On March 18, 2016, the Company effected the reverse stock split of its common stock by a ratio of 1 for 250 described in Note 11. In accordance with SEC SAB Topic 4:C, the Company has given retroactive effect to the reverse split by adjusting the number of shares in the consolidated balance sheets, consolidated statements of operations, consolidated statement of changes in stockholders’ deficit and accompanying notes. The retroactive treatment changed the reported common stock and additional paid-in capital in the balance sheets, the weighted average number of shares outstanding and resulting net loss per share in the statements of operations, the number of shares and related dollar amounts in the statement of changes in stockholders’ deficit, and various disclosures regarding number of shares and related amounts in these notes to consolidated financial statements. There was no effect on the net loss or total stockholders’ deficit as a result of the restatement.

The change became effective on March 18, 2016 when the reverse split was approved.

The merger with Ecoark described in Notes 1 and 11 was completed on March 24, 2016.